Restricted Cash	12 Months Ended
Dec. 31, 2025
Restricted Cash [Abstract]
RESTRICTED CASH

4. RESTRICTED CASH

Restricted cash was HK$14,545,723 and HK$15,023,582 (approximately US$1,930,233) as of December 31, 2024 and 2025, respectively. The restricted cash represented deposits pledged to Bank of Ningbo Co., Ltd and Bank of China to principally secure our bills payable which has a maximum length of six months.